RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

As of February 28, 2013, the sole officer and sole director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities that become available. She may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

NOTE 5.	RELATED PARTY TRANSACTIONS

An officer and director of the Company is involved in business activities outside of the Company and may, in the future, become involved in other business opportunities that become available. They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.